Interim Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUES	$ 22,894,170	$ 56,090,997
COSTS AND EXPENSES
General and administrative expenses	11,239,095	2,112,502
Sales and marketing expenses	196,676	442,500
Total costs and expenses	33,998,627	56,992,906
LOSS FROM OPERATIONS	(11,104,457)	(901,909)
OTHER (EXPENSES) INCOME
Interest expenses	(137,645)	(413,618)
Other expenses	(8,440)	(12,815)
Other income	(28,700)	482,540
Total other (loss) income, net	(174,785)	56,107
LOSS BEFORE INCOME TAXES	(11,279,242)	(845,802)
BENEFIT FOR INCOME TAXES	(1,480,854)	(40,166)
NET LOSS	(9,798,388)	(805,636)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	1,073,994	285,185
COMPREHENSIVE LOSS	$ (8,724,394)	$ (520,451)
Weighted average shares used in computation:
Basic (in Shares)	32,532,902	21,429,877
LOSSES PER SHARE - BASIC (in Dollars per share)	$ (0.3)	$ (0.04)
Trucking Services
COSTS AND EXPENSES
Costs and expenses	$ 17,585,225	$ 32,840,752
Liquor Distributions
COSTS AND EXPENSES
Costs and expenses	3,704
Car-Hailing and Driver Management Services
COSTS AND EXPENSES
Costs and expenses		13,020,751
Car Owner Services
COSTS AND EXPENSES
Costs and expenses	$ 4,973,927	$ 8,576,401